Exhibit 99.6 Schedule 3

Rating Agency Exceptions Report: 9/2/2025
Loan Information											Exception Information							Initial Overall Grades				Final Overall Grades				Event Level
Loan Number	Loan Number 2	Property State	Purpose	Occupancy	Property Type	DTI	DSCR	FICO	LTV	Note Original Balance	Exception ID	Exception Type	Exception Description	Exception Note	Exception General Comment	Compensating Factors	Exception Status	DBRS	Fitch	Moody's	S&P	DBRS	Fitch	Moody's	S&P	Grade
XXXXXXXXXXX	136120	LA	Rate Term Refi	Owner Occupied	PUD	7.39		620	75.00%	XXXXXXXXXXX	300656	Credit	Title Commitment	The Title Policy Amount of $XXXX is less than the Note amount of $XXXX based on the Commitment in file.	4/2/2025: Document provided to cure.		Cleared Exception	C	C	C	C	A	A	A	A	1
XXXXXXXXXXX	136125	CO	Refi - Cash Out	Non-Owner Occupied	PUD	0	1.054	622	41.62%	XXXXXXXXXXX	300664	Credit	Hazard Insurance	Provide verification that the property insurance policy for subject property includes a minimum of XXXX months of rent loss coverage.	4/2/2025: The policy provided does not indicate whether rent loss coverage is included. 4/4/2025: Policy includes XXXX coverage however could you verify with the insurer that at least XXXX months rent loss coverage is included. 4/9: Policy provided is for a different property. 04/17/25: Documentation provided to cure.		Cleared Exception	C	C	C	C	A	A	A	A	1
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